FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
FIXED ASSETS, NET [Abstract]
Schedule of Fixed Assets, Net
	As of December 31,
	2 0 1 2	2 0 1 1
Cost:
Electronic equipment	$17,164	$13,283
Office furniture and equipment	889	856
Leasehold improvements	4,295	3,217
	22,348	17,356
Accumulated depreciation and amortization:
Electronic equipment	10,651	8,719
Office furniture and equipment	731	648
Leasehold improvements	2,306	1,991
	13,688	11,358

Net book value	$8,660	$5,998